Retirement Benefit Schemes - Schedule of Scheme Liabilities by Scheme Membership (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit obligation, at present value	£ 7,202	£ 7,312
Pension schemes
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit obligation, at present value	6,647	6,697
Healthcare schemes
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit obligation, at present value	555	615
Active members
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit obligation, at present value	679	787
Active members | Pension schemes
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit obligation, at present value	656	756
Active members | Healthcare schemes
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit obligation, at present value	23	31
Deferred members
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit obligation, at present value	1,026	1,056
Deferred members | Pension schemes
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit obligation, at present value	1,025	1,055
Deferred members | Healthcare schemes
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit obligation, at present value	1	1
Retired members
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit obligation, at present value	5,497	5,469
Retired members | Pension schemes
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit obligation, at present value	4,966	4,886
Retired members | Healthcare schemes
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit obligation, at present value	£ 531	£ 583